Summary of Carrying Amount and Maximum Exposure to Unconsolidated Structured Entities (Details) - CAD ($) $ in Millions	Oct. 31, 2023	Oct. 31, 2022
FINANCIAL ASSETS
Trading loans, securities, and other	$ 152,090	$ 143,726
Non-trading financial assets at fair value through profit or loss	7,340	10,946
Derivatives	87,382	103,873
Financial assets designated at fair value through profit or loss	5,818	5,039
Financial assets at fair value through other comprehensive income	69,865	69,675
Debt securities at amortized cost, net of allowance for credit losses	308,016	342,774
Loans	895,947	831,043
Other	29,505	25,302
FINANCIAL LIABILITIES
Derivatives	71,640	91,133
Obligations related to securities sold short	44,661	45,505
Unconsolidated structured entities [member]
FINANCIAL ASSETS
Trading loans, securities, and other	8,120	11,022
Non-trading financial assets at fair value through profit or loss	3,008	7,024
Derivatives	401	608
Financial assets designated at fair value through profit or loss	268	18
Financial assets at fair value through other comprehensive income	29,677	27,462
Debt securities at amortized cost, net of allowance for credit losses	135,656	155,746
Loans	4,564	4,554
Other	4,769	3,493
Total assets	186,463	209,927
FINANCIAL LIABILITIES
Deposits	839
Derivatives	50	270
Obligations related to securities sold short	4,459	2,504
Total liabilities	5,348	2,774
Off-balance sheet exposure	26,163	23,038
Maximum exposure to loss from involvement with unconsolidated structured entities	207,278	230,191
Size of sponsored unconsolidated structured entities	47,815	45,315
Securitisation vehicles [member] | Unconsolidated structured entities [member]
FINANCIAL ASSETS
Trading loans, securities, and other	7,190	10,046
Non-trading financial assets at fair value through profit or loss	2,163	6,167
Financial assets at fair value through other comprehensive income	25,956	23,795
Debt securities at amortized cost, net of allowance for credit losses	134,503	155,178
Loans	4,560	4,550
Other	5	5
Total assets	174,377	199,741
FINANCIAL LIABILITIES
Obligations related to securities sold short	4,126	2,172
Total liabilities	4,126	2,172
Off-balance sheet exposure	19,904	16,083
Maximum exposure to loss from involvement with unconsolidated structured entities	190,155	213,652
Size of sponsored unconsolidated structured entities	14,032	11,515
Investment funds and trusts [member] | Unconsolidated structured entities [member]
FINANCIAL ASSETS
Trading loans, securities, and other	930	976
Non-trading financial assets at fair value through profit or loss	738	806
Derivatives	401	608
Financial assets designated at fair value through profit or loss	268	18
Financial assets at fair value through other comprehensive income	3,714	3,667
Debt securities at amortized cost, net of allowance for credit losses	1,153	568
Loans	4	4
Other	107
Total assets	7,315	6,647
FINANCIAL LIABILITIES
Derivatives	50	270
Obligations related to securities sold short	333	332
Total liabilities	383	602
Off-balance sheet exposure	3,965	4,983
Maximum exposure to loss from involvement with unconsolidated structured entities	10,897	11,028
Size of sponsored unconsolidated structured entities	33,744	33,800
Structured entities other [member] | Unconsolidated structured entities [member]
FINANCIAL ASSETS
Non-trading financial assets at fair value through profit or loss	107	51
Financial assets at fair value through other comprehensive income	7
Other	4,657	3,488
Total assets	4,771	3,539
FINANCIAL LIABILITIES
Deposits	839
Total liabilities	839
Off-balance sheet exposure	2,294	1,972
Maximum exposure to loss from involvement with unconsolidated structured entities	6,226	$ 5,511
Size of sponsored unconsolidated structured entities	$ 39